Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) € in Millions	Dec. 31, 2017 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 734
Telefónica Brazil | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	734
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 696
Percentage of possible increase in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 776
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 777
Percentage of possible increase in actuarial assumption	1.00%
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 699
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 469
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	450
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	490
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	469
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	469
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	469
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	265
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	246
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	286
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	265
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	308
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 230